REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The Company and Bank's regulatory capital amounts and ratios at December 31, 2017 and 2016, compared to the FDIC's requirements for classification as a well-capitalized institution and for minimum capital adequacy, were as follows:

December 31, 2017	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier 1 Capital:
Company	$154,532	14.54%	$47,842	4.50%	$69,106	6.50%
Bank	146,509	13.81	47,740	4.50	68,958	6.50
Tier 1 Capital to Risk Weighted Assets:
Company	162,532	15.29	63,790	6.00	85,053	8.00
Bank	146,509	13.81	63,653	6.00	84,871	8.00
Total Capital to Risk Weighted Assets:
Company	175,326	16.49	85,053	8.00	106,316	10.00
Bank	159,303	15.02	84,871	8.00	106,089	10.00
Tier 1 Capital to Average Assets:
Company	162,532	10.36	62,757	4.00	78,446	5.00
Bank	146,509	9.40	62,348	4.00	77,934	5.00

December 31, 2016	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier 1 Capital:
Company	$150,915	15.08%	$45,028	4.50%	$65,041	6.50%
Bank	141,673	14.17	44,978	4.50	64,968	6.50
Tier 1 Capital to Risk Weighted Assets:
Company	158,915	15.88	60,037	6.00	80,050	8.00
Bank	141,673	14.17	59,970	6.00	79,960	8.00
Total Capital to Risk Weighted Assets:
Company	171,187	17.11	80,050	8.00	100,062	10.00
Bank	153,945	15.40	79,960	8.00	99,950	10.00
Tier 1 Capital to Average Assets:
Company	158,915	10.50	60,562	4.00	75,702	5.00
Bank	141,673	9.41	60,248	4.00	75,310	5.00

Reconciliation of US GAAP and Bank Equity
Reconciliations of the Company’s and Bank’s total capital to regulatory capital are as follows:

	December 31,
	2017		2016
	Company	Bank	Company	Bank
	(In Thousands)
Total capital per financial statements	$168,481	$160,495	$164,727	$155,470
Adjustments to tier 1 capital:
Subordinated debt	8,000	—	8,000	—
Accumulated losses on available for sale securities	1,434	1,397	681	696
Intangible assets	(15,383)	(15,383)	(14,493)	(14,493)
Total tier 1 capital	162,532	146,509	158,915	141,673
Adjustments to total capital:
Allowance for loan and credit losses	12,794	12,794	12,272	12,272
Total capital per regulatory reporting	$175,326	$159,303	$171,187	$153,945